BUSINESS ACQUISITION - Impact on Company's Consolidated Earnings (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue		$ 1,213,028	$ 1,158,519	$ 1,053,019
Net loss		$ (73,455)	$ (41,224)	$ (46,649)
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 11,674
Net loss	$ 2,103